SUBSEQUENT EVENT	3 Months Ended
Mar. 30, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENT
Subsequent event
On April 9, 2013, the Company, through its wholly-owned Canadian subsidiary Gienow Canada Inc., acquired Gienow WinDoor Ltd. for consideration of approximately CAD $21.0 million, subject to certain purchase price adjustments, through the purchase of all of the capital stock of Gienow. Immediately subsequent to the acquisition, Gienow WinDoor Ltd. was amalgamated into Gienow Canada Inc. (“Gienow”). Gienow is in the business of manufacturing, distributing, and selling windows, doors, and related products and services to industrial and residential customers in Canada and the United States. Gienow has a manufacturing facility located in Calgary, Alberta, Canada.
On May 6, 2013, Ply Gem entered into a stock purchase agreement for consideration of approximately CAD $82.0 million, subject to certain purchase price adjustments, to acquire all of the capital stock of Mitten Inc., a leading manufacturer of vinyl siding and accessories in Canada.